Putnam
International
Voyager
Fund

ANNUAL REPORT
August 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Putnam International Voyager Fund's class A shares were ranked in the top 14% by Lipper Analytical Services for the one-year period ended September 30, 1997. The fund ranked 54 out of 397 international funds ranked.*

* "The fund's investment approach is designed to deliver strong, steady performance with lower risk. The management team's disciplined approach and the fund's blend of growth and value aim to soften the impact of short-term market ups and downs."

                                             -- Justin Scott, fund manager

CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

18 Financial statements

* Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. The fund was not ranked over longer periods. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam International Voyager Fund successfully blended a well-diversified selection of small and midsize stocks with consistent growth histories trading at compelling prices from more than two dozen countries outside the United States to deliver a double-digit total return during the fiscal year that ended on August 31, 1997.

Following the lead taken by U.S. corporations a number of years ago, companies headquartered elsewhere continue to restructure into leaner, more efficient, and more profitable entities. This ongoing process provides a steady stream of attractive investment opportunities.

I am pleased to announce that Omid Kamshad and Joshua Byrne have been named to your fund's management team. Omid joined Putnam in January 1996 from Lombard Odier International Investment Managers. He has 11 years of investment experience. Joshua has been a member of Putnam's Global Equity Group since 1992. He has seven years of investment experience.

In the following report, your fund's managers discuss fiscal 1997 results and look at prospects for the year ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 15, 1997



Report from the Fund Managers
Justin M. Scott
Omid Kamshad
Joshua Byrne

Taking advantage of dramatic changes in international markets, Putnam International Voyager Fund successfully fulfilled its mandate of finding attractive small- and mid-capitalization companies throughout the world's markets. For the year ended August 31, 1997, the fund's class A shares provided a total return of 24.44% at net asset value (17.26% at public offering price), far outpacing the 9.05% return of the benchmark Morgan Stanley Capital International EAFE Index. For more performance information, please turn to page 9.

*AN INVESTMENT STYLE FOR THE TIMES

Your fund's approach is based on the successful strategy developed for Putnam's large-company international fund, Putnam International Growth Fund. For both funds, management seeks to add value through a combination of top-down selection of attractive markets and bottom-up selection of attractive stocks. In particular, we search for companies with the dual attraction of dependable earnings growth and undervalued stock prices.

Stocks of the small to midsize companies that your fund targets have their own set of dynamics and can behave quite differently from larger stocks. That's why your fund relies on a rigorous process of fundamental analysis, backed by a comprehensive global research team. The analysts' mandate is to make an accurate assessment of a company's future earnings power and to determine whether or not its current stock price accurately reflects that future growth. If it does not, the fund will more than likely buy the stock.

*FUND SEEKS OPPORTUNITIES AS SHAREHOLDER-VALUE CONCEPT MOVES OVERSEAS

Many overseas companies are embracing -- some for the first time -- the concept of creating value for their shareholders. The companies are rebuilding their businesses through aggressive corporate restructuring programs and increasing their competitive positioning in order to attract global capital. The pace of these changes not only varies by region but, more pointedly, varies from company to company. Therefore, we believe our research and analysis can position the fund to take advantage of solid opportunities within its investment universe.

Over the fiscal year, we have tried to take advantage of this new international business paradigm of creating value for shareholders on a stock-by-stock basis. For example, Kuoni Reisen AG is a high-end, Swiss-based travel and tour company catering to Europeans looking to travel outside the Continent. Several years ago, the company offered a good product but was not very cost conscious, and an ancillary business of arranging tours within Europe was floundering. A new management was able to restructure the business and turn around the nonprofitable units. As the company has realized its value, we have taken profits and reduced the fund's position.

[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATION]

COUNTRY ALLOCATION*

Switerland               15.7%

France                   13.0%

Japan                     8.9%

United Kingdom            7.5%

Netherlands               6.9%

Footnote reads:
*Based on net assets as of 8/31/97. Holdings will vary over time.

Another holding that benefited from this trend is the well-known Irish crystal and ceramics manufacturer, Waterford Wedgwood. This company underwent a management change several years ago and has been able to restructure successfully. Most of the major development recently has been in the Wedgwood china business. This company has also benefited from an increasing worldwide demand for high-end products. While these stocks, along with others discussed in this report, were viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

*REGIONAL SHIFTS MIRROR MACRO DEVELOPMENTS

In terms of the world's major regions, a large portion of the fund's holdings are in Continental Europe. The fund's U.K. positions were decreased; interest rates have risen and the United Kingdom is further along in the business cycle than the Continent. The fund remained underweighted in Japan relative to its benchmark, as that country's nascent economic recovery showed signs of faltering. Shareholders may also notice a reduction in the fund's weighting in Asia (excluding Japan). Export growth has slowed in that region and much of the Southeast Asian markets have spent the past few months mired in currency devaluations.

*HIGHLIGHTING LEADING NICHE PLAYERS

Many international companies are leaders in a particular niche of a broader industry. For example, the United States dominates technology, but there are foreign firms that play an important role in areas within the rubric of technology. In the semiconductor area, we targeted ASM Lithography (sold prior to the end of the period) and BE Semiconductor of the Netherlands. In Singapore, we owned stock in Venture Manufacturing, a maker of electronic components and a major subcontractor to companies such as Hewlett Packard.

TOP 10 HOLDINGS

Scor (France)
Insurance and finance

BE Semiconductor Industries N.V. (the Netherlands)
Electronics and electrical equipment

Publicitas Holding S.A. (Switzerland)
Advertising

OMV AG (Austria)
Oil and gas

Smit International N.V. (the Netherlands)
Transportation

Avis Europe PLC 144A ADR (United Kingdom)
Automotive

SairGroup (Switzerland)
Transportation

National Bank of Canada (Canada)
Insurance and finance

Oerlikon-Buehrle Holding AG (Switzerland)
Conglomerates

Cae, Inc. (Canada)
Aerospace and defense

Footnote reads:
These holdings represent 20.30% of the fund's net assets as of 8/31/97. Portfolio holdings will vary over time.

Another example is retailing. Many foreign firms are leaders in segments of this industry, such as Circle K Japan Co. Ltd. The Japanese affiliate of the Phoenix-based food store chain, The Circle K Corp., has embarked on an aggressive expansion campaign in the past few years.

*POSITIVE OUTLOOK SEEN OVER NEAR TERM

Investors have enjoyed a particularly rewarding investment environment over the past year in Europe. Barring any unforeseeable events, we see no reason for our outlook for the region to change. Additionally we will be poised to take advantage of any undervalued investments in the United Kingdom, should opportunities present themselves. For Japan, investors may have to be more patient, since the restructuring process in that country could move more slowly than in Europe.

As markets become more competitive, successful stock picking will be even more crucial than ever to the fund's success. Aiding us in our search for undervalued companies is the fact that on a global basis small and midsize stocks have underperformed larger stocks for some time. In this regard, we will continue to search for small to midsize companies with reliable growth potential whose stocks are selling at impressive valuations.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/97, there is no guarantee the fund will continue to hold these securities in the future. International investing has certain risks, including currency fluctuations, economic instability and political developments. The fund has all or a portion of its assets in small- to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Voyager Fund is designed for investors seeking long-term capital appreciation primarily through common stocks of smaller-capitalization companies located outside the United States.

TOTAL RETURN FOR PERIODS ENDED 8/31/97
                               Class A          Class B        Class M
(inception date)             (12/28/95)       (10/30/96)     (10/30/96)
                             NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
1 year                     24.44%  17.26%  23.63%  18.63%  23.85%  19.56%
------------------------------------------------------------------------------
Life of fund               38.64   30.65   37.08   33.08   37.48   32.66
Annual average             21.47   17.25   20.65   18.54   20.86   18.32
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/97

                                             MSCI             Consumer
                                           EAFE Index       Price Index
------------------------------------------------------------------------------
1 year                                       9.05%             2.23%
------------------------------------------------------------------------------
Life of fund                                10.89              4.76
Annual average                               6.40              2.83
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.
One-, five-, and ten-year (when available) and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance does not take into account any adjustments for taxes on reinvested dividends. Performance data reflects an expense limitation previously or currently in effect. Without the expense limitation total returns would have been lower.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of a $10,000 investment since 12/28/95

Plot Points:
Date/year       Fund at      MSCI EAFE
                  POP          Index         CPI
12/28/95         9,425         10,000      10,000
 2/28/96         9,778         10,075      10,091
 5/31/96        10,554         10,393      10,202
 8/31/96        10,499         10,168      10,248
11/30/96        11,164         10,743      10,333
 2/28/97        11,642         10,401      10,398
 5/31/97        12,628         11,177      10,430
 8/31/97        13,065         11,089      10,476

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $13,708 and $13,308 with a redemption as of 8/31/97; a $10,000 investment in the fund's class M shares would have been valued at $13,748 ($13,266 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/97
                             Class A        Class B       Class M
------------------------------------------------------------------------------
Distributions (number)           1             1             1
------------------------------------------------------------------------------
Income                        $0.068        $0.065        $0.065
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long term                         --            --            --
------------------------------------------------------------------------------
Short term                     0.038         0.038         0.038
------------------------------------------------------------------------------
   Total                      $0.106        $0.103        $0.103
------------------------------------------------------------------------------
Share value:               NAV      POP       NAV      NAV      POP
------------------------------------------------------------------------------
8/31/96                 $ 9.47   $10.05        --       --       --
------------------------------------------------------------------------------
10/30/96                    --       --    $ 9.82   $ 9.82   $10.18
------------------------------------------------------------------------------
8/31/97                  11.66    12.37     11.60    11.62    12.04
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)
                               Class A         Class B         Class M
(inception date)              (12/28/95)     (10/30/96)      (10/30/96)
                             NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                     27.90%  20.58%  27.00%  22.00%  27.34%  22.91%
------------------------------------------------------------------------------
Life of fund               46.25   37.82   44.52   40.52   44.93   39.85
Annual average             24.11   19.99   23.27   21.32   23.47   20.99
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Europe, Australia and the Far East (EAFE) component of the Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



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New features will be added to the site on an ongoing basis. So, visit us at http://www.putnaminv.com -- often!



Report of independent accountants
For the fiscal year ended August 31, 1997

To the Trustees and Shareholders of
Putnam International Voyager Fund

We have audited the accompanying statement of assets and liabilities of Putnam International Voyager Fund (formerly Putnam Genesis Fund), including the portfolio of investments owned, as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam International Voyager Fund as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                      Coopers & Lybrand L.L.P.
Boston, Massachusetts
October 10, 1997



Portfolio of investments owned
August 31, 1997


COMMON STOCKS  (91.6%) *
NUMBER OF SHARES                                                                                       VALUE

Australia (1.2%)
------------------------------------------------------------------------------------------------------------
        169,250  QBE Insurance Group Ltd.                                                     $      913,691

Austria (4.6%)
------------------------------------------------------------------------------------------------------------
         12,500  Boehler - Uddeholm AG                                                               977,269
         13,500  OMV AG                                                                            1,777,489
          4,920  VA Technolgies AG                                                                   899,523
                                                                                              --------------
                                                                                                   3,654,281

Brazil (0.7%)
------------------------------------------------------------------------------------------------------------
        444,200  Centrais Electricas de Santa Catarina S.A.                                          541,112

Canada (5.2%)
------------------------------------------------------------------------------------------------------------
        164,600  Cae, Inc.                                                                         1,263,052
         21,400  Four Seasons Hotels, Inc.                                                           754,350
        100,018  National Bank of Canada                                                           1,289,950
         51,900  Tesma International, Inc.                                                           777,808
                                                                                              --------------
                                                                                                   4,085,160

China (0.2%)
------------------------------------------------------------------------------------------------------------
        238,000  China Southern Airlines Co. Ltd. +                                                  152,800

Finland (3.1%)
------------------------------------------------------------------------------------------------------------
         17,700  Huhtamaki I Free                                                                    698,640
         26,500  Orion-yhtyma                                                                        850,900
          9,800  Sampo Insurance Co. A Shares                                                        944,557
                                                                                              --------------
                                                                                                   2,494,097

France (13.0%)
------------------------------------------------------------------------------------------------------------
         18,100  Chargeurs S.A.                                                                    1,069,599
         72,900  Compagnie des Machines Bull +                                                       723,974
          5,000  Equipments et Composants pour l'Automobile                                          778,070
         18,300  Groupe Legris Industries S.A.                                                       717,942
          7,050  Imetal S.A.                                                                         981,353
          9,700  M6 Metropole Television                                                             955,351
         18,536  Natexis Banque                                                                    1,095,364
          7,800  NRJ S.A.                                                                          1,104,957
         45,729  Scor                                                                              1,872,847
          9,000  Sylea                                                                               797,768
          2,430  Television Francaise 1                                                              197,447
                                                                                              --------------
                                                                                                  10,294,672
Germany (3.3%)
------------------------------------------------------------------------------------------------------------
         14,090  Altana AG                                                                         1,054,025
         27,332  SKW Trostberg AG                                                                    906,033
         29,850  Tarkett AG                                                                          676,160
                                                                                              --------------
                                                                                                   2,636,218

Hong Kong (2.6%)
------------------------------------------------------------------------------------------------------------
        108,000  Guoco Group Ltd.                                                                    419,512
        276,000  Johnson Electric Holdings Ltd.                                                      619,744
        436,000  National Mutual Asia Ltd.                                                           354,472
        232,000  Smartone Telecommunications +                                                       625,732
                                                                                              --------------
                                                                                                   2,019,460

India (--%)
------------------------------------------------------------------------------------------------------------
          6,900  MAA Leafin & Capital Ltd. +                                                          20,051

Ireland (2.5%)
------------------------------------------------------------------------------------------------------------
        135,501  Greencore Group PLC                                                                 639,359
         18,100  Ryanair Holdings, PLC ADR +                                                         497,750
        593,800  Waterford Wedgwood PLC                                                              810,594
                                                                                              --------------
                                                                                                   1,947,703

Italy (2.6%)
------------------------------------------------------------------------------------------------------------
         19,200  Gucci Group N.V.                                                                  1,168,800
         89,400  Marzotto & Figli SPA                                                                865,445
                                                                                              --------------
                                                                                                   2,034,245

Japan (8.9%)
------------------------------------------------------------------------------------------------------------
         74,000  Apic Yamada Corp.                                                                 1,201,656
         46,000  Canon Sales Co., Inc.                                                               929,908
             40  Circle K Japan Co. Ltd.                                                               2,002
         34,000  Disco Corp.                                                                       1,109,859
         29,000  Fuji Machine Manufacturing                                                          997,100
         60,000  Onward Kashiyama Co. Ltd.                                                           919,635
             80  Paris Miki, Inc.                                                                      1,551
          2,700  Santen Pharmaceutical Co. Ltd.                                                       46,976
         21,500  Shinki Co. Ltd.                                                                     493,413
         16,000  Taiyo Ink Manufacturing                                                             536,868
         47,000  Yamatake-Honeywell                                                                  813,836
                                                                                              --------------
                                                                                                   7,052,804

Netherlands (6.9%)
------------------------------------------------------------------------------------------------------------
        106,100  BE Semiconductor Industries N.V. +                                                1,843,488
         34,300  Brunel International N.V. +                                                         708,086
          2,700  Brunel International N,V. 144A +                                                     55,739
         25,100  Samas Groep N.V.                                                                  1,122,684
         63,600  Smit International N.V.                                                           1,750,602
                                                                                              --------------
                                                                                                   5,480,599
Norway (1.1%)
------------------------------------------------------------------------------------------------------------
         30,000  Union Bank                                                                          905,570

Philippines (0.5%)
------------------------------------------------------------------------------------------------------------
      2,714,000  Belle Corp. +                                                                       432,797

Poland (0.9%)
------------------------------------------------------------------------------------------------------------
          9,500  Bank Handlowy 144A +                                                                119,775
         45,100  Bank Handlowy W Warszawie +                                                         559,240
                                                                                              --------------
                                                                                                     679,015

Portugal (1.4%)
------------------------------------------------------------------------------------------------------------
         61,300  Banco Totta & Acores S.A. B Shares                                                1,098,579

Singapore (1.4%)
------------------------------------------------------------------------------------------------------------
        171,000  Clipsal Industries (Holdings) Ltd.                                                  564,300
        151,000  Venture Manufacturing Ltd.                                                          548,547
                                                                                              --------------
                                                                                                   1,112,847

Spain (4.2%)
------------------------------------------------------------------------------------------------------------
          9,100  Banco Pastor S.A.                                                                   637,530
         20,000  Cementos Portland, S.A.                                                             868,199
         42,800  Centros Comerciales Continente, S.A.                                                892,542
        196,800  Corp. Financiera Reunida, S.A. +                                                    948,371
                                                                                              --------------
                                                                                                   3,346,642

Sweden (4.1%)
------------------------------------------------------------------------------------------------------------
         92,600  Avesta Sheffield AB                                                                 873,132
         43,500  Seco Tools AB B Shares                                                            1,233,246
         54,400  Svedala Industri AB                                                               1,170,470
                                                                                              --------------
                                                                                                   3,276,848

Switzerland (15.7%)
------------------------------------------------------------------------------------------------------------
          8,300  AGIE Charmilles Holding AG +                                                        723,675
            819  Julius Baer Holding AG                                                            1,153,521
             60  Baloise Holding Ltd. +                                                              155,734
         10,500  Ciba Specialty Chemicals AG +                                                       904,930
            573  Georg Fischer AG                                                                    790,901
          1,600  Forbo Holding AG                                                                    662,106
            277  Kuoni Reisen AG                                                                   1,137,911
         11,150  Oerlikon-Buehrle Holding AG                                                       1,286,251
          8,303  Publicitas Holding S.A.                                                           1,793,136
          1,330  SairGroup +                                                                       1,572,629
            370  SIG Schweizerische Industrie-Gesellschaft Holding AG                              1,067,069
            900  Sulzer Medica AG +                                                                  233,602
            568  Verwaltungs-und Privat-Bank AG                                                      978,667
                                                                                              --------------
                                                                                                  12,460,132
United Kingdom (7.5%)
------------------------------------------------------------------------------------------------------------
        709,809  Avis Europe PLC 144A ADR +                                                        1,632,341
          9,900  Cookson Group PLC                                                                    40,564
        107,500  Electrocomponents PLC                                                               803,454
        186,500  IMI PLC                                                                           1,032,966
        112,500  Molins PLC                                                                        1,088,608
         41,300  Ramco Energy PLC ADR                                                                758,888
        143,900  Securicor Group PLC Class A                                                         617,572
                                                                                              --------------
                                                                                                   5,974,393
------------------------------------------------------------------------------------------------------------
                 Total Common Stocks (cost $71,388,390)                                       $   72,613,716
------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS (1.2%) * (cost $859,429)
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
            700  Hugo Boss AG 2.55% pfd. (Germany)                                            $      928,177

SHORT-TERM INVESTMENTS (6.6%) * (cost $5,195,402)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$     5,193,000  Interest in $453,719,000 joint repurchase agreement dated August 29, 1997, with SBC Warburg due
                   September 2, 1997, with respect to various U.S. Treasury
                   obligations -- maturity value of $5,196,202 for an
                   effective yield of 5.55%                                                     $    5,195,402
------------------------------------------------------------------------------------------------------------
                 Total Investments  (cost $77,443,221) ***                                    $   78,737,295
------------------------------------------------------------------------------------------------------------

           * Percentages indicated are based on net assets of $79,235,358

         *** The aggregate identified cost on a tax basis is $77,467,391, resulting in gross unrealized appreciation and depreciation of
             $4,633,253 and $3,363,349, respectively, or net unrealized appreciation of $1,269,904.

           + Non-income-producing security.

             144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

             ADR after the name of a foreign holding stands for American
             Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

             The fund had the following industry group concentrations greater than 10% at August 31, 1997 (as a percentage of net assets):

               Insurance and Finance                          17.6%
               Building and Construction                      10.8
               Electronics and Electrical Equipment           10.4




----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at August 31, 1997
                                  Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Depreciation
----------------------------------------------------------------------------------------
French Francs                   $3,681,496     $3,586,430       2/11/98       $(95,066)
----------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $77,443,221) (Note 1)                                                   $78,737,295
---------------------------------------------------------------------------------------------------
Cash                                                                                         46,164
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                    41,905
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,254,564
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                               11,703
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,270
---------------------------------------------------------------------------------------------------
Total assets                                                                             80,094,901

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            295,236
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                   34,333
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                287,151
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   41,385
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                   665
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    852
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       48,320
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                  95,066
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       52,873
---------------------------------------------------------------------------------------------------
Total liabilities                                                                           859,543
---------------------------------------------------------------------------------------------------
Net assets                                                                              $79,235,358

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                         $72,996,651
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                236,529
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and foreign
currency transactions (Note 1)                                                            4,804,683
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                     1,197,495
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                              $79,235,358

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($40,686,875 divided by 3,488,959 shares)                                                    $11.66
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.66)*                                      $12.37
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($34,462,574 divided by 2,970,646 shares)**                                                  $11.60
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($4,085,909 divided by 351,551 shares)                                                       $11.62
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.62)*                                      $12.04
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $76,551)                                               $  541,770
--------------------------------------------------------------------------------------------------
Interest                                                                                   180,909
--------------------------------------------------------------------------------------------------
Total investment income                                                                    722,679

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           400,173
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             177,790
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            3,735
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,494
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                       45,045
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      131,534
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       12,546
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 236
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     19,493
--------------------------------------------------------------------------------------------------
Registration fees                                                                           43,235
--------------------------------------------------------------------------------------------------
Auditing                                                                                    18,343
--------------------------------------------------------------------------------------------------
Legal                                                                                        5,763
--------------------------------------------------------------------------------------------------
Postage                                                                                      4,885
--------------------------------------------------------------------------------------------------
Other                                                                                        1,438
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                            (61,415)
--------------------------------------------------------------------------------------------------
Total expenses                                                                             806,295
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (28,558)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               777,737
--------------------------------------------------------------------------------------------------
Net investment loss                                                                        (55,058)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         4,833,537
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions                                         317,456
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                         (91,769)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                               1,137,257
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  6,196,481
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $6,141,423
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                        For the period
                                                                                                         Dec. 28, 1995
                                                                                                         (commencement
                                                                                         Year ended     of operations)
                                                                                          August 31       to August 31
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                          $     (55,058)         $  10,136
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                     5,150,993             75,275
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                     1,045,488            152,007
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      6,141,423            237,418
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                 (61,397)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                 (25,675)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  (3,552)                --
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                 (33,131)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                 (14,909)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  (1,855)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        70,805,726            191,310
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             76,806,630            428,728

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                                                2,428,728          2,000,000
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $236,529 and $62,896, respectively)                                           $79,235,358         $2,428,728
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------

                                                                                                     For the Period
Per-share                                                                           Year ended       Dec. 28, 1995+
operating performance                                                                August 31         to Aug. 31
----------------------------------------------------------------------------------------------------------------------
                                                                                          1997             1996
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                      $9.47            $8.50
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                        .02              .04
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                       2.28              .93
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                     2.30              .97
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                         (.07)              --
----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                            (.04)              --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (.11)              --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                           $11.66            $9.47
----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                24.44            11.41*
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                         $40,687           $2,429
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                              2.10             1.26*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(c)                                                               .15              .44*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                  126.65            55.87*
----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                               $.0194           $.0181
----------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).
(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996.
    Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.
(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------

                                                                                       For the period
Per-share                                                                             October 30,1996+
operating performance                                                                    to August 31
---------------------------------------------------------------------------------------------------------
                                                                                              1997
---------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                          $9.82
---------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                           (.06)
---------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                           1.94
---------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                         1.88
---------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------
From net
investment income                                                                             (.06)
---------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                (.04)
---------------------------------------------------------------------------------------------------------
Total distributions                                                                           (.10)
---------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                               $11.60
---------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                    19.35*
---------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                             $34,463
---------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                     2.39*
---------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                     (.50)*
---------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                      126.65
---------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                                   $.0194
---------------------------------------------------------------------------------------------------------
  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).
(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996.
    Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.
(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------

                                                                                             For the period
Per-share                                                                                   October 30, 1996+
operating performance                                                                         to August 31
--------------------------------------------------------------------------------------------------------------
                                                                                                   1997
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                               $9.82
--------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                                (.03)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                1.93
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                              1.90
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                  (.06)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                     (.04)
--------------------------------------------------------------------------------------------------------------
Total distributions                                                                                (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                    $11.62
--------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                         19.56*
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                   $4,086
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                          2.18*
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                          (.26)*
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                           126.65
--------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                                        $.0194
--------------------------------------------------------------------------------------------------------------
  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).
(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996.
    Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.
(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
August 31, 1997

Note 1
Significant accounting policies

Putnam International Voyager Fund formerly Putnam Genesis Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks long-term capital appreciation by investing primarily in equity securities of small-and mid-capitalization companies whose principle place of business is located outside of the United States or whose securities are principally traded on foreign markets.

The fund offers class A, class B and class M shares. The fund began offering class B and M shares on October 30, 1996. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of organization expenses, realized gains and losses on forward foreign currency contracts, and realized gains on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1997, the fund reclassified $319,315 to increase undistributed net investment income and $19,517 to increase paid-in-capital, with a decrease to accumulated net realized gains on investments of $338,832. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through November 30, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1997, fund expenses were reduced by $28,558 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $737 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $100,075 and $7,722 from the sale of class A and class M shares, respectively and $23,795 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $104,655,973 and $39,434,752, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,364,541      $58,632,380
------------------------------------------------------------
Shares issued in
 connection with
reinvestment of
distributions                         8,877           88,147
------------------------------------------------------------
                                  5,373,418       58,720,527

Shares
repurchased                      (2,140,948)     (23,963,526)
------------------------------------------------------------
Net increase                      3,232,470      $34,757,001
------------------------------------------------------------

                                           For the period
                                         December 28, 1995
                                         (commencement of
                                          operations) to
                                          August 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                          21,574         $194,865
------------------------------------------------------------
Shares issued in
 connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                     21,574          194,865

Shares
repurchased                            (379)          (3,555)
------------------------------------------------------------
Net increase                         21,195         $191,310
------------------------------------------------------------
                                          For the period
                                         October 30, 1996
                                         (commencement of
                                          operations) to
                                         August 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,287,600      $35,748,997
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         3,637           36,113
------------------------------------------------------------
                                  3,291,237       35,785,110

Shares
repurchased                        (320,591)      (3,515,037)
------------------------------------------------------------
Net increase                      2,970,646      $32,270,073
------------------------------------------------------------

                                          For the period
                                         October 30, 1996
                                         (commencement of
                                          operations) to
                                         August 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         379,922       $4,076,595
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           570            5,665
------------------------------------------------------------
                                    380,492        4,082,260

Shares
repurchased                         (28,941)        (303,608)
------------------------------------------------------------
Net increase                        351,551       $3,778,652
------------------------------------------------------------

Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on October
31, 1994. During the period October 31, 1994 to December 28, 1995 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000, less $3,662 of initial offering expenses, and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., on December
28, 1995.



Federal tax information
(Unaudited)

Pursuant to section 852 of the Internal Revenue Code, the fund hereby designates $87,320 (or if different, the amount necessary to offset net capital gain earned by the fund) as capital gain dividends for its taxable year ended August 31, 1997.

For the period, interest and dividends from foreign countries were $598,548 or $.088 per share (for all share classes). Taxes paid to foreign countries were $76,551 or $.011 per share (for all share classes).

The fund designated .37% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

             * Formerly Overseas Growth Fund

             + Closed to new investors. Some exceptions may apply. Contact
               Putnam for details.

 [DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

            ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

               Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Joshua Byrne
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Voyager Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Putnam
Investments
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36561-ANO11 2AZ/2CI/2CJ   10/97